Business Segments - Business Segment Results (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Noninterest income	$ 9,456		$ 10,227	$ 10,401
Provision for credit losses	1,977	[1]	(1,173)	3,806
Net income (loss)	5,838		7,985	4,985
Net (income) loss attributable to noncontrolling interests	(13)		(22)	(26)
Net income (loss) attributable to U.S. Bancorp	5,825		7,963	$ 4,959
Corporate and Commercial Banking [Member]
Segment Reporting Information [Line Items]
Net interest income (taxable-equivalent basis)	3,468		2,853
Noninterest income	1,008		1,039
Total income	4,476		3,892
Noninterest expense	1,872		1,741
Income (loss) before provision and income taxes	2,604		2,151
Provision for credit losses	149		65
Income (loss) before income taxes	2,455		2,086
Income taxes and taxable-equivalent adjustment	614		522
Net income (loss)	1,841		1,564
Net (income) loss attributable to noncontrolling interests	0		0
Net income (loss) attributable to U.S. Bancorp	1,841		1,564
Loans	127,916		103,404
Other earning assets	4,532		4,537
Goodwill	1,915		1,715
Other intangible assets	57		5
Assets	143,370		115,423
Noninterest-bearing deposits	57,451		61,991
Interest-bearing deposits	97,169		71,711
Total deposits	154,620		133,702
Total U.S. Bancorp shareholders' equity	14,403		13,906
Consumer and Business Banking [Member]
Segment Reporting Information [Line Items]
Net interest income (taxable-equivalent basis)	6,904		6,085
Noninterest income	1,556		2,496
Total income	8,460		8,581
Noninterest expense	5,824		5,575
Income (loss) before provision and income taxes	2,636		3,006
Provision for credit losses	228		(136)
Income (loss) before income taxes	2,408		3,142
Income taxes and taxable-equivalent adjustment	602		785
Net income (loss)	1,806		2,357
Net (income) loss attributable to noncontrolling interests	0		0
Net income (loss) attributable to U.S. Bancorp	1,806		2,357
Loans	145,079		140,890
Other earning assets	3,117		8,093
Goodwill	3,249		3,429
Other intangible assets	3,785		2,761
Assets	160,713		161,385
Noninterest-bearing deposits	32,256		33,063
Interest-bearing deposits	167,938		157,592
Total deposits	200,194		190,655
Total U.S. Bancorp shareholders' equity	12,550		12,319
Wealth Management and Investment Services [Member]
Segment Reporting Information [Line Items]
Net interest income (taxable-equivalent basis)	1,624		1,002
Noninterest income	2,553		2,222
Total income	4,177		3,224
Noninterest expense	2,417		2,094
Income (loss) before provision and income taxes	1,760		1,130
Provision for credit losses	9		7
Income (loss) before income taxes	1,751		1,123
Income taxes and taxable-equivalent adjustment	438		281
Net income (loss)	1,313		842
Net (income) loss attributable to noncontrolling interests	0		0
Net income (loss) attributable to U.S. Bancorp	1,313		842
Loans	22,410		18,095
Other earning assets	273		242
Goodwill	1,720		1,628
Other intangible assets	308		84
Assets	26,036		21,303
Noninterest-bearing deposits	24,721		24,663
Interest-bearing deposits	73,461		76,000
Total deposits	98,182		100,663
Total U.S. Bancorp shareholders' equity	3,675		3,154
Payments Services [Member]
Segment Reporting Information [Line Items]
Net interest income (taxable-equivalent basis)	2,498		2,457
Noninterest income	3,799		3,550
Total income	6,297		6,007
Noninterest expense	3,551		3,386
Income (loss) before provision and income taxes	2,746		2,621
Provision for credit losses	980		349
Income (loss) before income taxes	1,766		2,272
Income taxes and taxable-equivalent adjustment	442		568
Net income (loss)	1,324		1,704
Net (income) loss attributable to noncontrolling interests	0		0
Net income (loss) attributable to U.S. Bancorp	1,324		1,704
Loans	34,627		30,856
Other earning assets	634		93
Goodwill	3,305		3,184
Other intangible assets	423		507
Assets	41,109		36,549
Noninterest-bearing deposits	3,410		4,861
Interest-bearing deposits	162		145
Total deposits	3,572		5,006
Total U.S. Bancorp shareholders' equity	8,235		7,642
Treasury and Corporate Support [Member]
Segment Reporting Information [Line Items]
Net interest income (taxable-equivalent basis)	352		203
Noninterest income	540		920
Total income	892		1,123
Noninterest expense	1,242		932
Income (loss) before provision and income taxes	(350)		191
Provision for credit losses	611		(1,458)
Income (loss) before income taxes	(961)		1,649
Income taxes and taxable-equivalent adjustment	(515)		131
Net income (loss)	(446)		1,518
Net (income) loss attributable to noncontrolling interests	(13)		(22)
Net income (loss) attributable to U.S. Bancorp	(459)		1,496
Loans	3,541		3,720
Other earning assets	203,214		196,211
Goodwill	0		0
Other intangible assets	4		0
Assets	220,921		221,872
Noninterest-bearing deposits	2,556		2,626
Interest-bearing deposits	3,260		1,629
Total deposits	5,816		4,255
Total U.S. Bancorp shareholders' equity	11,553		16,789
Consolidated Company [Member]
Segment Reporting Information [Line Items]
Net interest income (taxable-equivalent basis)	14,846		12,600
Noninterest income	9,456		10,227
Total income	24,302		22,827
Noninterest expense	14,906		13,728
Income (loss) before provision and income taxes	9,396		9,099
Provision for credit losses	1,977		(1,173)
Income (loss) before income taxes	7,419		10,272
Income taxes and taxable-equivalent adjustment	1,581		2,287
Net income (loss)	5,838		7,985
Net (income) loss attributable to noncontrolling interests	(13)		(22)
Net income (loss) attributable to U.S. Bancorp	5,825		7,963
Loans	333,573		296,965
Other earning assets	211,770		209,176
Goodwill	10,189		9,956
Other intangible assets	4,577		3,357
Assets	592,149		556,532
Noninterest-bearing deposits	120,394		127,204
Interest-bearing deposits	341,990		307,077
Total deposits	462,384		434,281
Total U.S. Bancorp shareholders' equity	$ 50,416		$ 53,810

[1]	Includes $662 million of provision for credit losses related to the acquisition of MUB.